SUPPLEMENT DATED NOVEMBER 28, 2011

TO PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

AND TO PROSPECTUSES DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR, NEW YORK KEYPORT VISTA,
NEW YORK KEYPORT ADVISOR OPTIMA, NEW YORK KEYPORT ADVISOR CHARTER,
NEW YORK KEYPORT ADVISOR VISTA, AND NEW YORK KEYPORT OPTIMA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

The address for the Home Office of Sun Life Insurance and Annuity Company of New York has changed.

The new address is:

One Grand Central Place
60 East 42nd Street, Suite 3100
New York, NY  10165

Please retain this supplement with your prospectus for future reference.

Keyport (NY) 11/2011